Share capital and reserves (Details 2) - GBP (£) £ / shares in Units, £ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exercise pre-funded warrants, share price		£ 0.0040
Consideration for exercise pre-funded warrants		£ 3,732
Consideration for Exercise Series E & F warrants		£ 427
Intangible asset, share price		£ 0.0015
Consideration for Intangible asset		£ 219
Warrant inducement, share price		£ 0.0030
Consideration Warrant inducement		£ 3,663
Private Placements, share price			£ 0.0505
Consideration for Private Placements			£ 4,967
Registered Direct Offering Share Price			£ 0.0097
Consideration for Registered Direct Offering			£ 2,690
Shares issued to purchase Intangible asset, share price			£ 0.0040
Consideration for Shares issued to purchase Intangible asset			£ 1,279
Registered Offering, share price			£ 0.0040
Consideration for Registered Offering			£ 1,918
Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Series E & F warrants, share price		£ 0.0043
Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Series E & F warrants, share price		£ 0.0044
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		1,189,577,722	5,417,137	4,923,420
Exercise pre-funded warrants		944,746,000
Exercise Series E & F warrants		98,697,600
Intangible asset		151,265,200
Warrant inducement		1,241,826,400
Ending balance, shares		277,971,722	1,189,577,722	5,417,137
Private Placements			98,387,275
Registered Direct Offering			276,697,310	492,466
Registered Direct Offering Share Price				£ 0.666
Consideration for Registered Direct Offering				£ 321
Shares issued to purchase Intangible asset			323,684,800
Registered Offering			485,391,200
Consideration for Registered Offering			£ 1,918
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		1,000,001	1,000,001	1,000,001
Exercise pre-funded warrants
Exercise Series E & F warrants
Intangible asset
Warrant inducement
Ending balance, shares		1,000,001	1,000,001	1,000,001
Private Placements
Registered Direct Offering
Share sub-division and re-designation			4,063,321,418
Shares issued to purchase Intangible asset
Registered Offering
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		4,063,321,418
Exercise pre-funded warrants
Exercise Series E & F warrants
Intangible asset
Warrant inducement
Ending balance, shares		4,063,321,418	4,063,321,418
Private Placements				98,387,275	[1]
Consideration for Private Placements	[1]			£ 4,967
Registered Direct Offering				276,697,310	[1]
Registered Direct Offering Share Price	[1]			£ 0.0097
Consideration for Registered Direct Offering	[1]			£ 2,690
Share sub-division and re-designation			4,063,321,418
Shares issued to purchase Intangible asset
Registered Offering

[1]	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.